Leases (Details) - Veraxa Biotech A G [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Weighted average remaining lease term	4.0 years	5.0 years
Weighted average discount rate	3.00%	3.00%